Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Continuing Operations
Total Revenue from Continuing Operations	$ 1,785,569	$ 263,697	$ 76,338
Discontinued Operations
Total Revenue from Discontinued Operations		376,215	272,191
Net Revenue	1,785,569	639,912	348,528
Referral fees [Member]
Continuing Operations
Total Revenue from Continuing Operations	569	13,505	76,338
Advisory service fees [Member]
Continuing Operations
Total Revenue from Continuing Operations		250,192
Discontinued Operations
Total Revenue from Discontinued Operations		350,245	221,119
AI Solutions service fees [Member]
Continuing Operations
Total Revenue from Continuing Operations	1,785,000
Management fees [Member]
Discontinued Operations
Total Revenue from Discontinued Operations		25,970	51,071
Services transferred at a point in time [Member]
Discontinued Operations
Net Revenue	569	13,505	76,338
Services transferred over time [Member]
Discontinued Operations
Net Revenue	$ 1,785,000	$ 626,407	$ 272,190